CONVERTIBLE SENIOR NOTES, NET (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Principal original amount	$ 2,000.0
Conversion terms [Member]
Debt Instrument [Line Items]
Principal original amount	2,000.0
Unamortized debt issuance costs	(27.9)
Net carrying amount	$ 1,972.1